Guarantor Financial Statements - Additional Information (Detail)	Oct. 05, 2013	Dec. 29, 2012
Guarantor Financial Statements (Textual) [Abstract]
Owned by Holding	100.00%	100.00%
Owned Subsidiaries	100.00%	100.00%